SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended											3 Months Ended	12 Months Ended
	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Jul. 30, 2017	Jun. 30, 2017	May 31, 2017	Mar. 31, 2017	Jan. 31, 2017	Feb. 28, 2015	Mar. 31, 2018	Dec. 31, 2017	Jan. 05, 2018	Dec. 31, 2016
Common stock, shares, issued			57,661,453										45,935,369		38,302,720
Convertible debt													$ 969,600
Unregistered common stock, Shares											200,000
Unregistered common stock, Amount											$ 32,000
Interest rate													6.00%
Warrant Exercise Price													$ 0.30
Unregistered common stock, Shares						200,000	548,215	1,300,000
Investor [Member]
Common stock, shares, issued									296,999
Warrant Exercise Price				$ 0.30								$ 0.30	$ 0.40
Warrant Contractual Term												5 years	4 years
Unregistered common stock, Shares									96,999
Private Placement [Member] | Investor [Member]
Warrant Exercise Price													$ 0.30
Warrant Contractual Term													4 years
Unregistered common stock, Shares								500,000		142,857
Shareholder communications services [Member] | Accredited Investor [Member]
Unregistered common stock, Shares			93,333
Subsequent Event [Member]
Convertible debt					$ 213,000
Unregistered common stock, Shares				10,000
Total convertible note issued				$ 138,000
Note issued to noteholder				10,000								$ 10,000
Warrant issued value				$ 10,000								$ 10,000
Exercisable				$ 0.01								$ 0.01
Maturity term				4 years
Subsequent Event [Member] | Transactions One [Member]
Convertible note					$ 100,000
Subsequent event description					maturity of nine months
Interest rate					12.00%
Debt conversion description					the noteholder having the right after 180 days to convert the note into common shares at a 45% discount to the lowest trading price of the shares during the 10-day period prior to conversion.
Subsequent Event [Member] | Transactions Two [Member]
Convertible note					$ 63,000
Subsequent event description					maturity of April 29, 2019
Interest rate					12.00%
Debt conversion description					the right after 180 days to convert the note into common shares at a 42% discount to the lowest trading price of the shares during the 10-day period prior to conversion.
Subsequent Event [Member] | Transactions Three [Member]
Convertible note					$ 50,000
Subsequent event description					maturity in December 2018
Interest rate					12.00%
Debt conversion description					the noteholder having the right to convert the note any time into our common stock at the lower of $.15 per share or the offering price of a future registered public offering of our common stock.
Subsequent Event [Member] | Investor [Member]
Convertible note														$ 50,000
Subsequent Event [Member] | Broker-dealer [Member]
Common stock, shares, issued														50,000
Subsequent Event [Member] | Accredited Investor [Member] | Convertible Promissory Note [Member]
Interest rate		12.00%
Total convertible note issued		$ 53,000
Conversion price description		conversion price equal to 58% of the average of the lowest trading price during the 10-day period ending on the latest complete trading day prior to the conversion date.
Maturity date		Jan. 10, 2020
Subsequent Event [Member] | Accredited Investor [Member] | Convertible Promissory Note One [Member]
Interest rate		8.00%
Total convertible note issued		$ 108,000
Conversion price description		conversion price equal to 50% of the lowest trading price during the 10-day period ending on the latest complete trading day prior to the conversion date.
Maturity date		Jul. 05, 2019
Subsequent Event [Member] | Accredited Investor [Member] | Promissory Note [Member]
Interest rate		8.00%
Total convertible note issued		$ 82,500
Maturity date		Nov. 26, 2018
Subsequent Event [Member] | Accredited Investor [Member] | Convertible Promissory Note Four [Member]
Interest rate		6.00%
Total convertible note issued		$ 50,000
Conversion price		$ 0.15
Maturity date		Sep. 20, 2020
Subsequent Event [Member] | Accredited Investor [Member] | Convertible Promissory Note Three [Member]
Interest rate		6.00%
Total convertible note issued		$ 50,000
Warrants issued to purchase common shares		50,000
Purchase of convertible note		$ 50,000
Conversion price		$ 0.20
Maturity date		Sep. 20, 2020
Warrant Exercise Price		$ 0.01
Warrant Contractual Term		2 years
Subsequent Event [Member] | Private Placement [Member]
Convertible note				$ 10,000								$ 10,000		$ 50,000
Common stock, shares, issued														50,000
Subsequent Event [Member] | Private Placement [Member] | Five Accredited Investor [Member]
Subsequent event description	The Company also granted these five accredited investors a vested three-year warrant to purchase 4,500,000 common shares at $.20 per share along with the rights to purchase an additional 2,250,000 shares for an additional $450,000 ($.20 per share), which proceeds will be used for working capital purposes and certain debt retirement.
Unregistered common stock, Shares	2,250,000
Unregistered common stock to convert debt, value	$ 450,000
Unregistered advisory shares	225,000
Subsequent Event [Member] | Shareholder communications services [Member]
Unregistered common stock, Shares		400,000
Unregistered common stock to convert debt, value		$ 62,000